Financial Debt - Financial debt related to loan facility agreement and synthetic warrants agreement (Details) € / shares in Units, € in Thousands	Jun. 17, 2026 EUR (€)	Jun. 12, 2026 shares € / shares	Jul. 26, 2024 EUR (€)	Jul. 03, 2024 EUR (€) shares € / shares
Loan facility agreement with the European Investment Bank (EIB).
Disclosure of detailed information about borrowings
Notional amount				€ 37,500
Loan facility agreement with the European Investment Bank (EIB). | First tranche
Disclosure of detailed information about borrowings
Notional amount				10,000
Borrowings			€ 10,000
Borrowings annual cash interest rate			5.00%
Borrowings capitalized interest rate			5.00%
Loan facility agreement with the European Investment Bank (EIB). | Second tranche
Disclosure of detailed information about borrowings
Notional amount				13,750
Borrowings	€ 13,750
Borrowings annual cash interest rate	4.00%
Borrowings capitalized interest rate	4.00%
Loan facility agreement with the European Investment Bank (EIB). | Third tranche
Disclosure of detailed information about borrowings
Notional amount				€ 13,750
Synthetic warrant
Disclosure of detailed information about borrowings
Warrants and rights outstanding				20 years
Synthetic warrant | First tranche
Disclosure of detailed information about borrowings
Warrants and rights outstanding				5 years
Number of warrants granted | shares		2,702,703		468,384
Class of warrant | € / shares		€ 1.48		€ 8.54
Synthetic warrant | Second tranche
Disclosure of detailed information about borrowings
Warrants and rights outstanding		5 years
Number of warrants granted | shares		2,101,492
Class of warrant | € / shares		€ 2.01